Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity award timing policies

The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and any awards made in connection with new hires are made on the first or fifteenth day of the month following the employee’s start date. The Company has generally and intends to continue to issue long-term incentive awards, including stock options, to employees each year upon the Compensation Committee’s approval of performance based metrics. As a result, the Compensation Committee may meet to approve long-term incentive awards on or around the same date that the Company announces its annual financial results. The Compensation Committee does not take into account material non-public information when determining the timing or terms of long-term incentive awards, nor do we time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During the fiscal year ended December 31, 2025, consistent with our policy on equity awards to new hires as described above, the Compensation Committee granted stock options to one of our named executive officers within four business days prior to the filing of our Form 10-Q for the fiscal quarter ended June 30, 2025. As required by SEC rules, we are providing the following tabular disclosure regarding the timing of such stock option grants.

Award Timing Method [Text Block]	any awards made in connection with new hires are made on the first or fifteenth day of the month following the employee’s start date. The Company has generally and intends to continue to issue long-term incentive awards, including stock options, to employees each year upon the Compensation Committee’s approval of performance based metrics. As a result, the Compensation Committee may meet to approve long-term incentive awards on or around the same date that the Company announces its annual financial results.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee does not take into account material non-public information when determining the timing or terms of long-term incentive awards, nor do we time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false